LOSS PER SHARE	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
LOSS PER SHARE
Note 23. LOSS PER SHARE

The following is a reconciliation for the calculation of basic and diluted loss per share for the three and six months ended December 26, 2020 and December 28, 2019:

	Three Months Ended		Six Months Ended
	December 26,	December 28,	December 26,	December 28,
	2020	2019	2020	2019

Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$(50,897,250)	$(4,404,879)	$(70,134,937)	$(25,547,228)
Less: Deemed Dividend - Down Round Feature of Warrants	(1,480,716)	-	(6,364,183)	-
Net Loss from Continuing Operations Available to Shareholders of MedMen Enterprises, Inc.	$(52,377,966)	$(4,404,879)	$(76,499,120)	$(25,547,228)

Net Income (Loss) from Discontinued Operations	1,201,766	(36,845,653)	(1,480,409)	(39,926,048)

Total Net Loss	$(51,176,200)	$(41,250,532)	$(77,979,529)	$(65,473,276)

Weighted-Average Shares Outstanding – Basic and Diluted	482,903,106	220,467,070	452,806,117	196,211,921

Loss Per Share - Basic and Diluted:

From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.	$(0.11)	$(0.02)	$(0.17)	$(0.13)

From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.	$0.00	$(0.17)	$(0.00)	$(0.20)

Diluted loss per share is the same as basic loss per share as the issuance of shares on the exercise of convertible debentures, LTIP share units, warrants and share options is anti-dilutive.

The following is a reconciliation for the calculation of basic and diluted loss per share for the years ended June 27, 2020 and June 29, 2019:

	2020	Note 2 2019

Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$(196,483,312)	$(67,815,692)
Net Loss from Discontinued Operations	(50,781,039)	(1,264,196)

Total Net Loss and Comprehensive Loss	$(247,264,351)	$(69,079,888)

Weighted-Average Number of Shares Outstanding	270,418,842	105,915,105

Earnings (Loss) Per Share - Basic and Diluted:

From Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$(0.73)	$(0.64)

From Discontinued Operations	$(0.19)	$(0.01)

Diluted loss per share is the same as basic loss per share as the issuance of shares on the exercise of convertible debentures, LTIP share units, warrants and share options is anti-dilutive.